Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equipment
Net Book Value, Equipment	$ 197	$ 297
Statement [Line Items]
Balance, Beginning	467	448
Acquisitions		5
Foreign Currency Translation Adjustment	(47)	14
Balance, Ending	420	467
Accumulated Amortization, Balance Beginning	170	74
Accumulated Amortization, Amortization	81	89
Accumulated Amortization, Foreign Currency Translation Adjustment	(28)	7
Accumulated Amortization, Balance Ending	223	170
Right-of-use assets [Member]
Equipment
Net Book Value, Equipment	136	204
Statement [Line Items]
Balance, Beginning	281	271
Acquisitions		0
Foreign Currency Translation Adjustment	(32)	10
Balance, Ending	249	281
Accumulated Amortization, Balance Beginning	77	19
Accumulated Amortization, Amortization	53	55
Accumulated Amortization, Foreign Currency Translation Adjustment	(17)	3
Accumulated Amortization, Balance Ending	113	77
Leasehold Improvements [Member]
Equipment
Net Book Value, Equipment	58	87
Statement [Line Items]
Balance, Beginning	119	116
Acquisitions		0
Foreign Currency Translation Adjustment	(10)	3
Balance, Ending	109	119
Accumulated Amortization, Balance Beginning	32	8
Accumulated Amortization, Amortization	23	23
Accumulated Amortization, Foreign Currency Translation Adjustment	(4)	1
Accumulated Amortization, Balance Ending	51	32
Office Furnishings And Equipments [Member]
Equipment
Net Book Value, Equipment	3	6
Statement [Line Items]
Balance, Beginning	67	61
Acquisitions		5
Foreign Currency Translation Adjustment	(5)	1
Balance, Ending	62	67
Accumulated Amortization, Balance Beginning	61	47
Accumulated Amortization, Amortization	5	11
Accumulated Amortization, Foreign Currency Translation Adjustment	(7)	3
Accumulated Amortization, Balance Ending	$ 59	$ 61